Split-Off Of Axis Business (Schedule of supplemental information of net assets after split-off) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 184,851	$ 176,301	$ 208,099	$ 167,975
Other receivables	131,747	66,605
Inventories	54,824	50,729
Property and equipment, net	1,176,350	1,023,180
Axis Business [Member]
Cash and cash equivalents		35,425
Other receivables		33,506
Inventories		27,686
Prepaid expenses and other current assets		3,211
Property and equipment, net		10,190
Deferred income taxes		4,225
Accounts payable		(53,868)
Income taxes payable		(1,181)
Other taxes payable		(2,148)
Accrued payroll and other liabilities		(8,479)
Intercompany payable		(3,309)
Net book value		$ 45,258